Federated Hermes Government Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Capital Shares [Member] | CAP
Prospectus [Line Items]
Average Annual Return, Percent	4.07%	3.07%	1.99%